SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥) Integer	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Apr. 01, 2019
Product Information [Line Items]
Foreign currency exchange buying rate	6.7851
Number of installment payments from customer | Integer	2
Percentage of second installment payment arrangement to total revenue	7.80%	12.40%
Expected sales return	¥ 789	¥ 474
Expected return asset	401		¥ 63
Refund liability	892		129
Value added tax rate					13.00%
Deferred revenue	3,028		416
Expected credit loss provision for accounts and notes receivable and other receivables	5,334	20,447	6,750	¥ 10,965
Uncertain tax positions, interest and penalties recognized	0		0
Statutory reserve funds	3
[custom:AccumulatedStatutoryReserveFunds]	39,013		¥ 39,010
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Product Information [Line Items]
Allowance for doubtful accounts	1,792	11,565
Installation Services [Member]
Product Information [Line Items]
Revenue recognized amount	416	¥ 1,864
Membership Service [Member]
Product Information [Line Items]
Expect to recognize unearned amount for remaining performance obligation in 2026	¥ 3,028